UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City,		NJ 07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	12/31/06

Item 1:            Schedule of Investments.

Schedule of Investments (unaudited)

INSURED INTERMEDIATE TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.92%

Education 15.05%
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A(7)	5.00%	3/1/2013	AAA	$150	$160,644
Delaware Cnty PA Auth Univ Rev Ref Villanova Univ(7)	5.00%	8/1/2010	AAA	200	209,036
IL Edl Facs Auth Revs Northwestern Univ	5.50%	12/1/2013	Aaa	300	326,472
PA St Higher Edl Facs Auth Temple Univ(12)	5.00%	4/1/2010	AAA	250	260,295
Pierce Cnty WA Sch Dist N416 White River(8)	5.00%	12/1/2015	Aaa	250	272,288
Univ TX Univ Rev Fin Sys Ser D	5.25%	8/15/2016	AAA	350	385,451
University AR Univ Revs Facs Fayetteville Campus(2)	5.00%	11/1/2014	Aaa	350	378,672
Total					1,992,858

General Obligation 32.84%
Arlington TX(8)	5.00%	8/15/2011	AAA	325	343,180
Austin TX Indpt Sch Dist PSF GTD	5.25%	8/1/2015	AAA	250	276,310
Hancock Cnty MS Sch Dist(2)	5.00%	4/15/2010	Aaa	160	166,411
Hemet CA Univ Sch Dist 2002
Election Ser C(12)	5.00%	8/1/2011	AAA	200	212,316
HI St Ser DG(2)	5.00%	7/1/2015	AAA	240	261,098
Jersey City NJ Ref Pub Impt Ser A(12)	5.25%	9/1/2015	AAA	250	273,878
Maui Cnty HI Ser A(12)	5.00%	7/1/2018	AAA	300	327,213
NC St Ser A	5.00%	6/1/2010	AAA	150	156,822
NJ St Ser L(2)	5.25%	7/15/2013	AAA	300	327,300
Philadelphia PA(4)	4.50%	8/1/2012	AAA	250	260,370
RI St & Providence Plantations Cons Cap Dev Ln Ser C(12)	4.25%	11/15/2010	AAA	315	322,198
River Rouge MI Sch Dist(7)	5.00%	5/1/2011	AAA	300	315,930
Salem Keizer OR Sch Dist No 24J(8)	5.00%	6/15/2011	AAA	200	210,904

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
St. Louis Park MN Indpt Sch
Dist No 283 Ref Sch Bldg Ser B(8)	5.00%	2/1/2015	Aaa	$300	$323,493
Tantasqua MA Regl Sch Dist(8)	4.50%	10/1/2013	Aaa	235	246,687
Washoe Cnty NV Sch Dist Ser B(12)	5.00%	6/1/2014	AAA	300	323,448
Total					4,347,558

Healthcare 8.00%
HI St Dept Budget & Fin
Spl Purp Rev Linked Ctfs	6.40%	7/1/2013	BBB+	250	272,882
IL Hlth Facs Auth Rev Loyola
Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa2	250	260,200
SC Jobs Econ Dev Auth Hosp
Facs Rev Tuomey(4)	5.00%	11/1/2011	AAA	250	262,425
Sothwestern IL Dev Auth Rev
Anderson Hosp	5.125%	8/15/2016	BBB	250	264,073
Total					1,059,580

Industrial 2.47%
Rensselaer Cnty NY Indl Dev
Agy Civic Fac Rev Rensselaer
Polytechnic Institute RPI(14)	5.00%	3/1/2016	AAA	300	326,883

Lease 4.41%
CA St Pub Wks Brd Svcs
Richmond Lab B(14)	5.00%	11/1/2017	AAA	315	341,378
OR St Dept Admin Svcs Ser A COP(8)	5.00%	5/1/2018	AAA	225	242,771
Total					584,149

Miscellaneous 8.05%
CA St Econ Recovery Ser A(7)	5.25%	7/1/2014	AAA	200	220,396
FL St Dept Envr Protn Preservation
Rev FL Forever Ser B(12)	5.00%	7/1/2012	AAA	300	318,915
IL St Sales Tax Rev First Ser(8)	5.25%	6/15/2013	AAA	100	108,697
MI St(11)(12)	5.50%	12/1/2013	AAA	100	110,881
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A(7)	5.93%#	4/1/2014	AAA	200	199,858
OR St Dept Admin Svcs(8)	5.00%	9/1/2012	AAA	100	106,735
Total					1,065,482

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power 4.98%
Houston TX Util Sys Rev
Comb First Lien(8)	5.00%	11/15/2016	AAA	$250	$273,400
MI Pub Pwr Agy Rev Ref Belle
River Pj Ser A(12)	5.25%	1/1/2016	AAA	250	276,387
Puerto Rico Elec Pwr Auth Ser JJ(12)	5.25%	7/1/2013	AAA	100	109,234
Total					659,021

Sales Tax 4.96%
HI St Hwy Rev Ser B(8)	5.25%	7/1/2018	AAA	250	282,255
MI St Trunk Line(7)	5.00%	11/1/2012	AAA	350	374,196
Total					656,451

Single-Family Housing 2.47%
LA St Citizens PPTY Ins Corp
Assmnt Rev Ser B(2)	5.00%	6/1/2016	AAA	300	327,498

Transportation 11.00%
Clark Cnty NV Arpt Rev Sub
Lien Ser A(2)	5.00%	7/1/2016	AAA	250	272,885
ME Muni Bd Bk Grant Antic
Nts Dept Trans A(2)	5.00%	9/1/2011	Aaa	350	369,904
New Haven CT Air Rights Pkg(2)	5.375%	12/1/2012	AAA	100	109,090
NJ St Transn Tr Fd Auth Grant
Antic Bds Ser A(7)	5.00%	6/15/2017	AAA	300	326,109
SC Transn Infrastr Ref Bk Rev Ser B(2)	5.25%	10/1/2012	Aaa	350	378,375
Total					1,456,363

Water/Sewer 3.69%
Columbus GA Wtr & Sew Rev(8)	5.25%	5/1/2013	AAA	100	109,018
Lansing MI Sew Disp Sys(7)	5.00%	5/1/2014	AAA	150	162,105
Pima Cnty AZ Swr Rev(8)	5.00%	7/1/2014	AAA	200	216,876
Total					487,999
Total Municipal Bonds (cost $12,806,421)					12,963,842

See Notes to Schedule of Investments.

3

	Shares
Investments	(000)	Value
SHORT-TERM INVESTMENT 0.39%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $51,539)	52	$51,539
Total Investments in Securities 98.31% (cost $12,857,960)		13,015,381
Cash and Other Assets in Excess of Liabilities 1.69%		223,493
Net Assets 100.00%		$13,238,874

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

FLORIDA TAX-FREE TRUST December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 107.58%

Education 5.35%
Miami-Dade Cnty FL Edl Facs
Auth Rev Ser A(2)	6.00%	4/1/2023	AAA	$2,000	$2,146,780
Pinellas Cnty FL Edl Facs
Auth Rev Eckerd College Pj(1)	5.25%	10/1/2029	A	500	532,935
Tampa FL Rev Univ Tampa Pj(4)	5.00%	4/1/2035	Aaa	1,000	1,056,760
Total					3,736,475

General Obligation 12.16%
Hillsborough Cnty FL Sch Bd COP(12)	5.00%	7/1/2029	AAA	1,000	1,050,840
Puerto Rico Comwlth Pub Impt~(g)(12)	5.75%	7/1/2026	AAA	7,000	7,448,070
Total					8,498,910

Healthcare 12.69%
Brevard Cnty FL Hlth Facs Auth
Hlthcare Facs Rev Hlth First Inc Pj	5.00%	4/1/2034	A	1,000	1,035,870
Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Grp	5.25%	8/1/2036	Baa2	350	364,693
Halifax Hosp Med Ctr FL Hosp
Rev Impt Ser A	5.00%	6/1/2038	BBB+	175	179,216
Halifax Hosp Med Ctr FL Hosp
Rev Impt Ser A	5.25%	6/1/2026	BBB+	175	185,245
Highlands Cnty FL Hlth Facs Auth
Rev Hosp Adventist Hlth Sys Ser C	5.25%	11/15/2036	A+	1,000	1,064,080
Hillsborough Cnty FL Indl Dev Auth
Hosp Rev Tampa Gen Hosp Pj~(g)	5.25%	10/1/2041	A3	2,000	2,114,610
Miami FL Hlth Facs Auth
Catholic Hlth East Ser B	5.25%	11/15/2033	A1	225	236,484
Orange Cnty FL Hlth Facs Auth
Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A	1,000	1,013,540
Puerto Rico Indl Tourist Edl & Med
Envr Ctrl Fac Hosp de la Conception A	6.50%	11/15/2020	AA	410	455,924
Sarasota Cnty FL Pub Hosp Bd
Rev Sarasota Mem Hosp Ser B(12)	5.50%	7/1/2028	AAA	1,875	2,217,806
Total					8,867,468

Housing 3.91%
Florida Hsg Fin Corp Rev
Hmowner Mtg Ser 4 AMT(5)(10)	5.00%	7/1/2021	Aa1	1,000	1,038,140

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(5)(10)	6.40%	3/1/2029	Aaa	$495	$496,980
Orange Cnty FL Hsg Fin Auth
Hmowner Rev Cap App Ser A1 AMT(10)	Zero Coupon	3/1/2028	Aaa	265	86,051
Pinellas Cnty FL Hsg Fin Auth
Multi Cnty Pg Ser B1 AMT(5)(10)	5.00%	3/1/2048	Aaa	1,100	1,109,405
Total					2,730,576

Industrial 3.41%
Escambia Cnty FL Env Impt Rev
Ref Intl Paper Co Pjs A AMT	5.00%	8/1/2026	BBB	500	504,455
Lee Cnty FL Ind Dev Auth Ref
Bonita Springs Util Pj AMT(2)	5.125%	11/1/2019	AAA	1,250	1,315,562
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	550	564,933
Total					2,384,950

Miscellaneous 15.20%
Aleutians East Burough AK Pj
Rev Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	350	371,899
Jacksonville FL Excise Taxes
Ref Ser C AMT(12)	5.25%	10/1/2020	AAA	1,000	1,064,050
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A(7)	5.93%#	4/1/2014	AAA	1,500	1,498,935
Miami-Dade Cnty FL Spl Oblig
Sub Ser A(12)	Zero Coupon	10/1/2024	AAA	3,000	1,183,500
Miami-Dade Cnty FL Spl Oblig
Sub ser B(12)	5.00%	10/1/2037	AAA	1,000	1,025,470
Orange Cnty FL Sales Tax Rev Ser B(7)	5.125%	1/1/2032	AAA	1,425	1,508,106
Orange Cnty FL Tourist Dev Sub(2)	5.125%	10/1/2025	AAA	1,445	1,535,847
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,328,663
Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(12)	6.00%	10/1/2015	AAA	450	502,857
West Palm Beach FL Cmnty Cnty Redev
Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A	575	600,300
Total					10,619,627

Power 1.56%
Emerald Coast FL Utils Auth Rev Sys(7)	5.25%	1/1/2036	AAA	1,000	1,089,680

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded 32.51%
Boca Raton FL	5.25%	7/1/2016	AAA	$1,615	$1,692,342
Boca Raton FL	5.25%	7/1/2017	AAA	1,000	1,047,890
FL St Bd of Ed Pub Ed
Outlay Ser A	5.25%	6/1/2024	AAA	2,000	2,121,280
FL St Bd of Pub Ed Cap Outlay
Pub Ser E	5.625%	6/1/2025	AAA	1,000	1,072,560
Highlands Cnty FL Facs Auth
Rev Hosp Adventist Hlth Sys D	5.875%	11/15/2029	A2	2,000	2,258,860
Highlands Cnty FL Facs Auth
Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A2	2,000	2,221,560
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(7)	6.375%	7/1/2029	AAA	1,250	1,373,025
Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	A	1,000	1,108,430
Orange Cnty FL Tourist Dev
Tax Rev ETM(2)	6.00%	10/1/2016	AAA	710	714,075
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+	1,000	1,084,510
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	880	954,369
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	1,000	1,100,760
Puerto Rico Comwlth
Infrstr Fin Auth Spl Ser A~(g)	5.50%	10/1/2040	AAA	2,500	2,660,213
Tampa Bay Wtr FL Util Sys Rev(7)	6.00%	10/1/2024	AAA	3,000	3,306,960
Total					22,716,834

Resource Recovery 1.61%
Gulf Coast Wst Disp Auth TX
Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	350	366,688
Jacksonville FL Pollutn Rev
Anheuser-Busch Pj	5.70%	8/1/2031	A1	750	758,542
Total					1,125,230

Special Tax 2.78%
Fort Myers FL Impt Rev(12)	4.25%	12/1/2036	AAA	500	475,600
Osceola Cnty Tourist Dev Tax
Rev Ser A(7)	5.00%	10/1/2032	AAA	1,400	1,468,908
Total					1,944,508

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation 8.36%
Alliance Arpt Auth Inc TX Spl
Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	$300	$305,574
FL Ports Fin Commn Rev St
Transn Tr Fd Intermodal Pg AMT(7)	5.50%	10/1/2029	AAA	1,295	1,346,217
Miami-Dade Cnty FL Aviation
Rev Miami Intl Arpt Ser A AMT(14)	5.00%	10/1/2037	AAA	2,000	2,080,280
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(7)	5.125%	7/1/2025	Aaa	750	793,507
Pensacola FL Arpt Rev Ser A AMT(12)	6.125%	10/1/2018	AAA	1,250	1,317,288
Total					5,842,866

Water/Sewer 8.04%
Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(7)	5.00%	10/1/2032	AAA	1,000	1,049,220
Miami Beach FL Stormwater Rev(7)	5.25%	9/1/2020	AAA	1,000	1,056,340
Miami Beach FL Wtr & Swr Rev(2)	5.25%	9/1/2020	AAA	1,000	1,056,340
Miami Beach FL Wtr & Swr Rev(2)	5.50%	9/1/2027	AAA	1,000	1,063,040
Ocala FL Wtr & Swr Rev(7)	5.25%	10/1/2027	Aaa	800	853,672
Sebring FL Wtr & Wastewtr Rev(7)	5.25%	1/1/2020	AAA	500	537,135
Total					5,615,747
Total Municipal Bonds (cost $70,314,719)					75,172,871

	Shares
	(000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus FL Municipal Cash Management (cost $500)	1	500
Total Investments in Securities 107.58% (cost $70,315,219)		75,173,371
Liabilities in Excess of Other Assets(f) (7.58%)		(5,293,694)
Net Assets 100.00%		$69,879,677

See Notes to Schedule of Investments.

4

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	20	Short	$(2,228,750)	$53,924

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

GEORGIA TAX-FREE TRUST December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 106.61%

Education 21.11%
Albany-Dougherty GA Inner City Auth
Rev Albany St Univ Student Hsg A(14)	5.00%	7/1/2031	AAA	$1,000	$1,058,840
Americus-Sumter GA Payroll Dev
Auth Rev GSW Fndtn Student Hsg Pj(4)	5.00%	6/1/2036	AAA	2,285	2,423,951
Athens GA Hsg Auth Student Hsg
Lease Rev Univ of GA East Campus(2)	5.00%	12/1/2027	Aaa	2,000	2,101,020
Athens GA Hsg Auth Student Hsg
Lease Rev Univ of GA East Campus(2)	5.25%	12/1/2023	Aaa	775	833,520
Athens-Clarke Cnty GA Univ
Govt UGA Rev CCRC Bldg LLC Pj(2)	5.00%	12/15/2032	AAA	1,050	1,103,361
Barnesville-Lamar Cnty GA Indl Dev
Auth Gordon College PPTY Fndtn II(d)(4)	4.25%	6/1/2038	Aaa	1,000	956,520
Bulloch Cnty GA Dev Auth GA
South Univ Pj(2)	5.00%	8/1/2021	Aaa	400	421,640
Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assoc(2)	5.50%	10/1/2017	AAA	1,000	1,088,970
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	797,130
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Fdg Ser A	5.00%	11/1/2031	AA+	1,400	1,459,654
Fulton Cnty GA Dev Auth Rev
Molecular Science Bldg Pj(12)	5.00%	5/1/2034	AAA	2,000	2,112,780
Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)	5.875%	12/1/2030	AAA	1,850	2,004,105
Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)	5.50%	2/1/2022	AAA	1,000	1,085,930
Marietta GA Dev Auth Rev Ser
Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	1,058,150
Peach Cnty GA Dev Auth Student Hsg Facs
Rev Fort Vly St Unitv Fndtn PPTY(2)	5.00%	6/1/2023	AAA	1,115	1,202,572
Peach Cnty GA Dev Auth Student Hsg Facs
Rev Fort Vly St Univ Fndtn PPTY LLC(2)	5.00%	6/1/2034	AAA	1,000	1,065,610
Private Colleges & Univs Auth
GA Rev Spelman College	5.25%	6/1/2021	Aa3	1,340	1,434,591
Richmond Cnty GA Dev Auth ASU
Jaguar Student Hsg LLC-A	5.25%	2/1/2030	A3	2,000	2,080,120

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Richmond Cnty GA Dev Auth Edl Facs
Rev ASU Jaguar Student Ctr Ser A(14)	5.00%	7/1/2034	Aaa	$1,000	$1,060,310
Tift Cnty GA Dev Auth Student Hsg
Facs Rev Second ABAC LLC Pj(4)	5.00%	8/1/2037	Aaa	1,000	1,060,890
Total					26,409,664

General Obligation 3.23%
GA St Ser F	5.00%	11/1/2018	AAA	1,000	1,065,350
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	BBB	1,000	1,079,060
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	665	686,918
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,155	1,213,397
Total					4,044,725

Healthcare 5.52%
Athens-Clarke Cnty GA Univ
Govt Catholic Hlth East Issue	5.50%	11/15/2032	A	1,000	1,062,620
Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(12)	5.125%	1/1/2032	AAA	500	526,165
Cobb Cnty GA Hosp Auth Rev
Ref & Impt Rev Antic Ctfs(2)	5.25%	4/1/2024	AAA	1,000	1,081,530
Coffee Cnty GA Hosp Auth Rev
Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB+	1,010	1,030,443
Coffee Cnty GA Hosp Auth Rev
Ref Coffee Regl Med Ctr Inc PJ	5.25%	12/1/2022	BBB+	1,000	1,046,020
Glynn-Brunswick Mem Hosp Auth
GA Rev 2005 Antic Ctfs(12)	6.00%	8/1/2016	AAA	100	102,098
Puerto Rico Indl Tourist Edl & Med
Envr Ctrl Facs Hosp de la Conception A	6.50%	11/15/2020	AA	410	455,924
Ware Cnty GA Hosp Auth Rev
Antic Ctfs GTD(12)	5.50%	3/1/2021	Aaa	500	538,925
Wayne Cnty GA Hosp Auth Rev GTD(14)	5.00%	3/1/2023	Aaa	1,000	1,068,880
Total					6,912,605

Housing 9.54%
East Point GA Hsg Auth Multi Fam Rev
Hsg Laurel Ridge WA Rd Apts AMT(6)	5.00%#	10/1/2032	AAA	2,000	2,062,280
GA St Hsg & Fin Auth Rev SF C
Sub Ser C-2 AMT	4.55%	12/1/2031	AAA	2,000	1,989,600

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
GA St Hsg & Fin Auth Rev SF C
Sub Ser C-2 AMT	4.60%	12/1/2037	AAA	$4,000	$3,980,240
GA St Hsg & Fin Auth Rev
Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	1,026,660
GA St Hsg & Fin Auth Rev
Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA	100	101,274
GA St Hsg & Fin Auth Rev
Sing Fam Mtg Sub Ser A-2 AMT	4.90%	12/1/2031	AAA	2,000	2,060,020
GA St Hsg & Fin Auth Rev
Sing Fam Sub Ser D-2 AMT	5.75%	12/1/2031	AAA	90	90,054
GA St Hsg & Fin Auth Rev Sub
Ser A-2 AMT	4.875%	12/1/2024	AAA	100	102,347
Savannah GA Econ Dev Auth
Multi Fam Hsg Rev AMT(9)	5.15%	11/20/2022	AAA	500	522,345
Total					11,934,820

Industrial 2.47%
Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	695	782,855
Childrens Tr Fd Puerto Rico
Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	750	786,435
Fulton Cnty GA Dev Auth Loc Dist Cooling
Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	500	510,305
Richmond Cnty GA Dev Auth Envr
Impt Rev Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2030	BBB	1,000	1,009,320
Total					3,088,915

Lease 4.38%
Assoc Cnty GA Commnrs Leasing Pj
Unrefunded Bal Pub Purp Pj(2)	5.625%	7/1/2020	AAA	10	10,706
Atlanta GA Dev Auth Rev Tuff
ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,172,714
Atlanta GA Dev Auth Rev Tuff
ATDC Pj Ser A	5.00%	1/1/2035	A3	1,275	1,313,939
Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,090,607
GA Muni Assn Inc Ctfs City
Court Atlanta Pj(2)	5.25%	12/1/2026	AAA	750	806,520
Georgia Sch Brds Assn Inc
Dekalb Cnty Pub Schs Pj(12)	5.00%	12/1/2023	AAA	1,000	1,078,950
Total					5,473,436

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous 1.38%
Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(12)	5.625%	10/1/2026	AAA	$1,000	$1,185,750
George L Smith II GA World
Congress Ctr Auth Rev AMT(12)	5.75%	7/1/2015	AAA	500	534,290
Total					1,720,040

Power 6.33%
Appling Cnty GA Dev Auth Pollutn
Ctrl Rev GA Pwr Co Plant Hatch Pj(2)	4.40%	7/1/2016	AAA	1,000	1,018,760
Monroe Cnty GA Dev Auth Pollutn
Ctrl Rev GA Pwr Co Scherer Pj 1st Ser(2)	4.90%#	7/1/2036	AAA	2,000	2,051,820
Muni Elec Auth GA Combustion
Cycle Pj Ser A(12)	5.00%	11/1/2020	AAA	1,000	1,063,460
Muni Elec Auth GA Combustion
Cycle Pj Ser A	5.00%	11/1/2023	A	1,000	1,015,970
Muni Elec Auth GA Combustion
Turbine Pj Ser A(12)	5.25%	11/1/2022	AAA	1,445	1,554,271
Puerto Rico Elec Pwr Auth Rev
Ser HH(8)	5.25%	7/1/2029	AAA	1,135	1,202,498
Total					7,906,779

Pre-Refunded 23.19%
Assoc Cnty GA Commnrs Leasing
Pj Pg Pub Purp Pj COP(2)	5.625%	7/1/2020	AAA	15	16,110
Atlanta GA Arpt Facs Rev
Gen Ser A(7)	5.60%	1/1/2030	AAA	1,500	1,596,960
Atlanta GA ETM	5.60%	12/1/2015	AA-	95	97,611
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(12)	Zero Coupon	8/1/2015	AAA	395	230,613
College Park GA Business & Indl Dev
Auth Civic Ctr Pj Rev(2)	5.75%	9/1/2026	AAA	450	490,437
Fayette Cnty GA Pub Facs Auth Rev
Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	1,000	1,084,480
Forsyth Cnty GA Sch Dist	6.00%	2/1/2016	AA	2,000	2,170,040
Forsyth Cnty GA Wtr & Swr Auth Rev	6.25%	4/1/2021	AA	750	815,250
Private Colleges & Univs Auth
GA Rev Emory Univ Pj Ser A	5.50%	11/1/2020	AA	1,000	1,073,400
Private Colleges & Univs Auth
GA Rev Emory Univ Pj Ser A	5.50%	11/1/2025	AA	1,000	1,057,930

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Private Colleges & Univs Auth
GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2	$500	$551,885
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	250	271,127
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(12)	5.875%	7/1/2020	AAA	1,000	1,083,880
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,500	1,623,105
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	1,405	1,528,991
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,885	2,086,299
Puerto Rico Comwlth Infras
Fin Auth Spl Ser A~(g)	5.50%	10/1/2040	AAA	2,000	2,128,170
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	370	395,793
Puerto Rico Comwlth Pub Impt
Pub Impt Ser A(12)	5.75%	7/1/2026	AAA	1,990	2,124,484
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	335	356,299
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	580	622,845
Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(12)	5.50%	8/1/2020	AAA	1,500	1,620,495
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	3,000	3,179,940
Puerto Rico Pub Impt Bldgs
Govt Facs Ser D GTD	5.375%	7/1/2033	BBB	1,185	1,283,438
Puerto Rico Pub Bldgs Auth Rev
Unrefunded Govt Facs Ser D GTD	5.25%	7/1/2036	BBB	915	985,373
Savannah GA Econ Dev Auth Rev
Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa	1,000	533,430
Total					29,008,385

Resource Recovery 2.13%
Atlanta GA Wtr & Wstwtr Rev
Ser A Unrefunded Bal(7)	5.00%	11/1/2029	AAA	2,090	2,154,915
Cobb Cnty GA Dev Auth Solid Wst
Disp Rev GA Wst Mngt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	508,140
Total					2,663,055

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Sales Tax 1.03%
Metropolitan Atlanta Rapid Transn
Auth GA Sales Tax Rev Ser N(11)(12)	6.25%	7/1/2018	AAA	$465	$540,869
Virgin Islands Pub Fin Auth
Gross Rcpts Taxes Ln Nts(7)	4.25%	10/1/2029	AAA	750	745,628
Total					1,286,497

Special Tax 0.96%
Atlanta GA Dev Auth Rev
Opportunity Pj(2)	5.00%	12/1/2018	AAA	1,105	1,203,511

Transportation 6.86%
Atlanta GA Arpt Fac Rev AMT(12)	Zero Coupon	1/1/2010	AAA	550	461,967
Atlanta GA Arpt Facs Rev Gen
Ser A AMT(8)	5.125%	1/1/2030	AAA	100	105,301
Atlanta GA Arpt Passenger Fac
Charge Rev Sub Lien Gen Purp Ser J(8)	5.00%	1/1/2034	AAA	2,000	2,103,500
Augusta GA Arpt Rev
Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa3	420	435,586
College Park GA Business Indl Dev
Auth Rev Civic Ctr Pj(2)	5.25%	9/1/2026	AAA	1,000	1,096,750
Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Atlantic AMT(2)	5.00%	4/1/2018	AAA	500	519,805
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D~(g)	5.75%	7/1/2041	AAA	3,500	3,862,670
Total					8,585,579

Water/Sewer 18.48%
Atlanta GA Wtr & Wstwtr Rev(8)	5.00%	11/1/2037	AAA	3,820	4,029,603
Augusta GA Wtr & Swr Rev(8)	5.25%	10/1/2022	AAA	500	538,390
Augusta GA Wtr & Swr Rev(8)	5.25%	10/1/2030	AAA	1,110	1,174,824
Augusta GA Wtr & Swr Rev(8)	5.25%	10/1/2034	AAA	1,000	1,089,400
Carroll Cnty GA Wtr Auth Wtr & Swr Rev(2)	5.25%	7/1/2021	Aaa	500	540,210
DeKalb Cnty GA Wtr & Swr Rev Ser A~(g)	5.00%	10/1/2035	AA	12,540	13,122,922

See Notes to Schedule of Investments.

6

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer (continued)
Elberton GA Combined Util Sys
Rev Ref & Impt(2)	5.50%	1/1/2019	Aaa	$550	$595,787
Fulton Cnty GA Wtr & Swr Rev(7)	4.75%	1/1/2028	AAA	1,215	1,232,946
Glynn Cnty GA Wtr & Swr Rev
Ref & Impt(2)	5.00%	4/1/2023	Aaa	750	793,568
Total					23,117,650
Total Investments in Municipal Bonds 106.61% (cost $128,339,798)					133,355,661
Liabilities in Excess of Cash and Other Assets (f) (6.61%)					(8,266,010)
Net Assets 100.00%					$125,089,651

See Notes to Schedule of Investments.

7

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	99	Short	$(11,032,313)	$266,449

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 113.62%

Acute Care Hospital 1.06%
Fulton Cnty PA Indl Dev Auth Hosp
Rev Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR	$1,500	$1,555,755
MI St Hosp Fin Auth Rev
Chelsea Cmnty Hosp Oblig	5.00%	5/15/2030	BBB	3,175	3,244,469
NY St Dorm Auth Revs
Mt Sinai NYU Hlth Rmkt	5.50%	7/1/2026	BBB	1,500	1,523,775
St. Paul MN Hsg & Redev Auth
Hosp Rev Hltheast Pj	6.00%	11/15/2035	Baa3	5,750	6,308,267
Washington Cnty AR Hosp Rev
Ref Regl Med Ctr Ser B	5.00%	2/1/2030	BBB	1,500	1,537,995
Total					14,170,261

Airlines 4.33%
Charlotte NC Spl Facs Rev Ref
Charlotte/Douglas Intl Arp AMT	5.60%	7/1/2027	NR	2,070	2,091,507
Houston TX Arpt Sys Rev Spl
Facs Continental Airlines C AMT	6.125%	7/15/2027	B-	3,120	3,137,597
Houston TX Arpt Sys Rev Spl
Facs Continental Ser E AMT	6.75%	7/1/2029	B-	6,035	6,516,110
Houston TX Arpt Sys Rev Spl
Facs Continental Ser E AMT	7.00%	7/1/2029	B-	1,000	1,089,680
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	5.50%	4/1/2028	CCC+	3,890	3,855,962
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	3,265	3,382,540
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	7.20%#	11/15/2030	B	755	811,180
NY New York City Indl Dev Agy Spl Fac
Rev American Airlines JFK Intl Arp AMT	7.625%#	8/1/2025	B	28,300	34,729,760
NY New York City Indl Dev Agy Spl Fac
Rev JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B	1,000	991,290
NY New York City Indl Dev Agy Spl Fac
Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B	1,000	991,190
Total					57,596,816

Airport Passenger Facility Charge 1.00%
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa3	2,410	2,512,955
Phoenix AZ Indl Dev Auth Arpt Fac Rev
America West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa2	1,955	2,020,316

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Airport Passenger Facility Charge (continued)
Tulsa OK Muni Arpt Tr Rev Ref
AMR Corp Ser B AMT	5.65%#	12/1/2035	B	$8,610	$8,733,640
Total					13,266,911

Airport Special Facility 2.06%
Greater Orlando Aviation Auth Orlando FL
Spl Arpt Facs JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	2,305	2,428,709
Greater Orlando Aviation Auth Orlando FL
Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	5,266,300
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	10,920	11,327,098
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,390	2,582,706
NY New York City Indl Dev Agy Spl Fac
Rev American Airlines JFK Intl Arp AMT	7.125%	8/1/2011	B	5,425	5,785,491
Total					27,390,304

Charter Schools 4.17%
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR	4,130	4,230,565
Chester Cnty PA Indl Dev Auth
Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR	1,870	1,888,625
Crescent Academy MI COP	5.75%	12/1/2036	NR	1,650	1,652,723
Detroit Cmnty High Sch MI Pub
Sch Academy Rev	5.65%	11/1/2025	BB	1,000	1,006,120
Detroit Cmnty High Sch MI Pub
Sch Academy Rev	5.75%	11/1/2030	BB	1,255	1,266,985
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,110	1,110,844
FL Dev Fin Corp. Rev Palm Bay
Academy Inc Pj A	6.00%	5/15/2036	BB-	2,000	2,016,920
Kansas City MO Indl Dev Auth
Allen Vlg Sch Pj A+	6.125%	8/1/2026	NR	1,550	1,569,778
Kansas City MO Indl Dev Auth
Allen Vlg Sch Pj A+	6.25%	8/1/2036	NR	2,815	2,851,848
MD St Hlth & Higher Edl Facs Auth
Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	252,128
MD St Hlth & Higher Edl Facs Auth
Rev Washington Christian Academy	5.50%	7/1/2038	NR	1,100	1,109,251
MI Pub Edl Facs Auth Rev Ltd
Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-	3,720	3,832,828

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Charter Schools (continued)
Milwaukee WI Redev Auth Rev
Science Ed Consortium Pj Ser A	5.625%	8/1/2025	BB+	$1,715	$1,734,517
Milwaukee WI Redev Auth Rev
Science Ed Consortium Pj Ser A	5.75%	8/1/2035	BB+	1,000	1,010,710
Palm Bay FL Edl Facs Rev
Patriot Charter Sch Pj Ser A	6.75%	7/1/2022	NR	1,460	1,588,699
Palm Bay FL Edl Facs Rev
Patriot Charter Sch Pj Ser A	7.00%	7/1/2036	NR	5,000	5,465,750
Palm Beach Cnty FL Rev G-Star
Sch of Arts Ser A	6.75%	5/15/2035	BB	2,455	2,629,428
Pima Cnty AZ Indl Dev Auth Ed Rev
Ref Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB-	10,000	9,939,600
Pima Cnty AZ Indl Dev Auth Ed Rev
Ref Paradise Ed Ctr Pj	5.875%	6/1/2022	BB+	250	256,063
Pima Cnty AZ Indl Dev Auth Ed Rev
Ref Paradise Ed Ctr Pj	6.00%	6/1/2036	BB+	800	816,072
Plymouth MI Edl Ctr Chrtr Sch
Pub Sch Academy Rev	5.375%	11/1/2030	BBB-	1,500	1,528,905
Spanish Fork City UT Chtr Sch Rev
American Leadership Academy	5.55%	11/15/2021	NR	1,250	1,266,962
Spanish Fork City UT Chtr Sch Rev
American Leadership Academy	5.55%	11/15/2026	NR	800	805,376
Spanish Fork City UT Chtr Sch Rev
American Leadership Academy	5.70%	11/15/2036	NR	1,750	1,761,672
Summit Academy MI Pub Sch
Academy Rev	6.375%	11/1/2035	BB+	3,795	3,904,106
Total					55,496,475

Continuing Care Retirement Communities 9.84%
Bremer Cnty IA Ret Fac
Rev Bartels Lutheran Ser A	5.125%	11/15/2020	NR	800	817,384
Bremer Cnty IA Ret Fac
Rev Bartels Lutheran Ser A	5.375%	11/15/2027	NR	1,400	1,436,120
Bremer Cnty IA Ret Fac
Rev Bremer Lutheran Ser A	5.00%	11/15/2017	NR	1,140	1,165,319
Bucks Cnty PA Indl Dev Auth Ret
Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,727,710
Carlton MN Hlthcare & Hsg Facs
Rev Ref Inter Faith Care Ctr Pj	5.50%	4/1/2024	NR	1,080	1,106,147
Director St NV Dept Business &
Industry Las Ventanas Ret Pj A	7.00%	11/15/2034	NR	6,000	6,144,000

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Continuing Care Retirement
Communities (continued)
Director St NV Dept Business &
Industry Las Ventanas Ret Pj B	6.00%	11/15/2014	NR		$3,655	$3,656,937
East Rochester NY Hsg Auth
Rev Ref Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		1,700	1,739,406
HFDC Cent TX Inc Retirement F
Vlg At Gleannloch Farms Ser A	5.50%	2/15/2027	NR		1,150	1,185,466
HFDC Cent TX Inc Retirement F
Vlg At Gleannloch Farms Ser A	5.50%	2/15/2037	NR		1,850	1,894,567
IA Fin Auth Sr Hsg Rev Ref
Bethany Life Cmntys Pj A	5.55%	11/1/2041	NR		1,000	998,530
IL Fin Auth Rev Clare at Wtr
Tower Pj Ser A	6.00%	5/15/2025	NR		4,000	4,207,920
IL Fin Auth Rev Clare at Wtr
Tower Pj Ser C	5.125%	5/15/2012	NR		5,000	5,017,900
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		8,000	8,418,960
IL Fin Auth Rev Clare Oaks Pj Ser A	6.125%	11/15/2040	NR		2,500	2,625,300
IL Fin Auth Rev Friendship
Vlg Schaumburg A	5.375%	2/15/2025	BB+	(c)	4,000	4,072,120
IL Fin Auth Rev Friendship
Vlg Schaumburg A	5.625%	2/15/2037	BB+	(c)	8,255	8,456,917
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,381,162
IL Fin Auth Rev Three
Crowns Pk Plaza A	5.875%	2/15/2026	NR		1,250	1,318,900
IL Fin Auth Rev Three
Crowns Pk Plaza A	5.875%	2/15/2038	NR		4,500	4,721,310
James City Cnty VA Econ Dev Auth Resdl
Care Fac First Mtg Williamsburg Ldg A	5.50%	9/1/2034	NR		1,000	1,041,140
Lebanon Cnty PA Hlth Facs Auth Hlth
Ctr Rev Pleasant View Rt Ser A	5.125%	12/15/2020	NR		1,400	1,418,648
Lebanon Cnty PA Hlth Facs Auth Hlth
Ctr Rev Pleasant View Rt Ser A	5.30%	12/15/2026	NR		500	508,410
MD St Hlth & Higher Edl Facs Auth
Rev Edenwald Ser A	5.40%	1/1/2031	NR		2,000	2,090,620
Mesquite TX Health Facs Dev
Ret Fac Christian Care	5.50%	2/15/2025	BBB-		2,000	2,105,280
Mesquite TX Health Facs Dev
Ret Fac Christian Care	5.625%	2/15/2035	BBB-		1,750	1,849,120
MI St Hosp Fin Auth Rev Ref
Presbyterian Vlg	5.25%	11/15/2025	BB+	(c)	1,500	1,518,225

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Continuing Care Retirement Communities (continued)
NC Med Care Cmnty Hlthcare Facs
Rev First Mtg Presbyterian Homes	5.50%	10/1/2031	NR	$2,000	$2,087,180
NC Med Care Commn Ret Facs Rev
Ref First Mtg UTD Methodist C	5.25%	10/1/2024	NR	750	772,725
NC Med Care Commn Ret Facs Rev
Ref First Mtg UTD Methodist C	5.50%	10/1/2032	NR	3,600	3,742,704
NJ Econ Dev Auth Rev First
Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,250	1,258,400
NJ Econ Dev Auth Rev First
Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,750	1,757,088
NJ Econ Dev Auth Ret Cmty Rev
Ref Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR	2,250	2,291,648
Olathe KS Sr Living Fac Rev
Catholic Care Campus Inc A	5.65%	11/15/2027	NR	620	635,822
Olathe KS Sr Living Fac Rev
Catholic Care Campus Inc A	6.00%	11/15/2026	NR	5,055	5,420,072
Olathe KS Sr Living Fac Rev
Catholic Care Campus Inc A	6.00%	11/15/2038	NR	7,900	8,388,536
SC Jobs Econ Dev Auth Hlth Facs Rev
Ref First Mtg Wesley Commons	5.30%	10/1/2036	NR	4,500	4,568,400
Shelby Cnty TN Hlth Edl & Hsg Facs
Bd Rev Trezevant Manor Pj Ser A	5.625%	9/1/2026	NR	1,500	1,539,780
St. Johns Cnty FL Indl Dev Auth
Hlth Care Glenmoor Pj Ser A	5.375%	1/1/2040	NR	2,275	2,313,630
St. Joseph Cnty Indl Econ Dev
Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR	265	271,029
St. Joseph Cnty Indl Econ Dev
Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR	250	266,722
St. Joseph Cnty Indl Econ Dev
Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR	475	502,436
Sussex Cnty DE Rev Adj First
Mtg Cadbury Lewes A	5.90%	1/1/2026	NR	500	524,210
Virginia Beach VA Dev Auth Resdl Care
Fac Mtg Rev Ref Westminster Canterbury	5.25%	11/1/2026	NR	3,000	3,095,970
Virginia Beach VA Dev Auth Resdl Care
Fac Mtg Rev Ref Westminster Canterbury	5.375%	11/1/2032	NR	7,100	7,338,276
VT Econ Dev Auth Mtg
Wake Robin Corp Pj Ser A	5.25%	5/1/2026	NR	750	768,840
Westmoreland Cnty PA Indl Dev
Auth Rev Ret Cmnty Redstone A	5.75%	1/1/2026	NR	1,200	1,263,648

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Continuing Care Retirement Communities (continued)
Winchester VA Indl Dev Auth Resdl Care
Fac Rev Westminster Canterbury Ser A	5.20%	1/1/2027	NR	$2,500	$2,557,400
Winchester VA Indl Dev Auth Resdl Care
Fac Rev Westminster Canterbury Ser A	5.30%	1/1/2035	NR	2,000	2,047,060
Total					131,035,094

Correctional Facilities 1.64%
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB	1,000	1,041,680
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB	1,600	1,683,904
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	1,000	1,001,740
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	1,000	978,030
IAH Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,500	1,460,610
Madison Cnty FL Rev First
Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,280	1,335,821
San Luis AZ Fac Dev Corp Rev
Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR	1,000	1,023,540
San Luis AZ Fac Dev Corp Rev
Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR	1,200	1,237,632
Two Rivers Auth Inc MT Pj Rev Sr Lien	7.375%	11/1/2027	NR	2,500	2,578,250
Willacy Cnty TX Loc Govt Corp Rev Pj	6.00%	3/1/2009	NR	9,375	9,525,562
Total					21,866,769

Dirt Bonds, Tax Increment/Allocation 1.10%
Allegheny Cnty PA Redev Auth
Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	532,560
Atlanta GA Tax Allocation
Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	1,500	1,556,520
Atlanta GA Tax Allocation
Eastside Pj Ser B	5.60%	1/1/2030	NR	1,000	1,045,320
Beaumont CA Fin Auth
Loc Agy Rev Ser D	5.80%	9/1/2035	NR	500	531,675
Branson MO Indl Dev Auth Tax Increment
Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	6,392,356
Etiwanda Sch Dist CA Spl Tax
Cmnty Facs Dist No 2004-1	5.45%	9/1/2029	NR	1,000	1,020,210
Poway CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 11 Area B	5.00%	9/1/2030	NR	1,000	1,008,160
San Francisco CA City & Cnty Rd Agy
No 6 Mission Bay South Ser A	5.15%	8/1/2035	NR	1,500	1,532,370

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Dirt Bonds, Tax Increment/Allocation (continued)
Temecula Vly CA Unif Sch Dist
Cmnty Facs Dist Spl Tax No 02-1	5.125%	9/1/2035	NR	$1,000	$1,018,630
Total					14,637,801

Education 1.22%
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	3,072,630
Harrisburg PA Auth Univ Rev
Harrisburg Univ of Science - B(d)	6.00%	9/1/2036	NR	3,000	3,035,040
IA Higher Ed Ln Auth Rev Ref
Private College Grand View	5.00%	10/1/2031	NR	6,000	6,158,340
IA Higher Ed Ln Auth Rev Ref
Private College Grand View	5.10%	10/1/2036	NR	3,895	3,997,400
Total					16,263,410

Electric 0.46%
MS Business Fin Corp MS
Pollutn Ctrl Sys Energy Res Inc Pj	5.875%	4/1/2022	BBB-	6,060	6,074,302

Gaming 0.38%
Mohegan Tribe Indians CT Pub
Impt Priority Dist	5.125%	1/1/2023	BB	3,350	3,478,271
Mohegan Tribe Indians CT Pub
Impt Priority Dist	5.25%	1/1/2033	BB	1,500	1,544,715
Total					5,022,986

General Airport 0.90%
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 1 Rmkt AMT	8.50%#	5/1/2029	CCC+	1,000	1,045,660
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 2 Rmkt AMT	9.00%#	5/1/2029	CCC+	7,500	9,143,775
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+	1,500	1,844,850
Total					12,034,285

General Obligation 1.66%
Aurora Single Tree Met Dist CO	5.50%	11/15/2031	NR	2,000	2,005,860
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	6,042,725
Little River Cnty AR Rev Ref
GA Pacific Corp Pj AMT	5.60%	10/1/2026	B2	3,820	3,854,342
New York NY Ser H Sub Ser H-3(8)	3.92%#	8/1/2021	AAA	1,500	1,500,000
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd
Hosp Rev Wellmont Hlth Sys Pj Ser C~(g)	5.25%	9/1/2036	BBB+	8,000	8,406,800

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)
Todd Morrison Cass & Wadena
Cntys MN Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2		$250	$259,072
Total						22,068,799

Healthcare 17.01%
CO Hlth Facs Auth Rev
Catholic Hlth Initiatives A~(g)	4.75%	9/1/2040	AA		15,000	15,089,775
Flint MI Hosp Bldg Auth Rev
Rental Hurley Med Ctr Ser B	5.375%	7/1/2028	Ba1		1,300	1,299,168
Hilsborough Cnty FL Indl Dev Auth
Hosp Rev Tampa Gen Hosp Pj~(g)	5.25%	10/1/2041	A3		5,000	5,286,525
Holmes Cnty Hosp Corp FL
Hosp Rev Doctors Mem Hosp	5.75%	11/1/2026	NR		6,820	7,083,388
Holmes Cnty Hosp Corp FL
Hosp Rev Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	7,462,568
IL Fin Auth Rev Kewannee Hosp Pj	5.10%	8/15/2031	NR		1,250	1,276,612
IL Fin Auth Rev Landing
at Plymouth Pl Pj A	6.00%	5/15/2025	NR		3,000	3,187,350
IN Health & Edl Fac Fin Auth Hsg Rev
Ref Clarian Hlth Oblig Group B~(g)	5.00%	2/15/2033	A+		20,000	20,688,600
Kerrville TX Hlth Facs Dev Corp Hosp
Rev Sid Peterson Mem Hosp Pj	5.125%	8/15/2026	BBB-		1,125	1,171,912
Kerrville TX Hlth Facs Dev Corp Hosp
Rev Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-		6,875	7,231,056
Knox Cnty TN Hlth Ed & Hsg
Fac Bd Rev Univ Hlth Sys Inc	5.625%	4/1/2029	Baa1		1,000	1,036,180
KY Econ Dev Fin Auth Hlth Sys Rev
Unrefunded Bal Norton A	6.50%	10/1/2020	A-	(c)	890	966,131
Louisville & Jefferson Cnty KY
Metro Govt & Hlth Sys Rev~(g)	5.25%	10/1/2036	A-		20,000	21,055,800
MA St Hlth & Edl Facs Auth
Rev Milton Hosp Ser D	5.25%	7/1/2030	BBB-		2,000	2,062,860
NC Med Care Cmnty Ref 1st
Mtg Presbyterian Ser A	5.25%	7/1/2021	NR		1,720	1,756,602
NJ Hlthcare Fac Fin Auth Rev
Holy Name Hosp~(g)	5.25%	7/1/2030	BBB		19,240	20,384,588
SC Jobs Econ Dev Auth Hosp Rev
Ref & Impt Hampton Regl Med	5.25%	11/1/2028	NR		12,000	11,885,280
SC Jobs Econ Dev Auth Hosp Rev
Ref & Impt Hampton Regl Med	5.25%	11/1/2036	NR		5,000	4,918,200

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
St. Paul MN Hsg & Redev Auth Hlth Care
Fac Rev Hlthpartners Oblig Group Pj~(g)	5.25%	5/15/2036	Baa1	$8,000	$8,427,280
St. Paul MN Hsg & Redev Auth
Hosp Rev Hltheast Pj	6.00%	11/15/2030	Baa3	2,500	2,752,650
Sylacauga AL Hlthcare Auth
Rev Ser A Coosa Vly Med Ctr	6.00%	8/1/2035	NR	3,000	3,123,780
Washington Cnty IA Hosp Rev
Washington Cnty Hosp Pj	5.375%	7/1/2026	NR	1,525	1,572,443
Washington Cnty IA Hosp Rev
Washington Cnty Hosp Pj	5.50%	7/1/2032	NR	2,540	2,623,414
WI St Hlth & Edl Facs Auth
Rev Ref Wheaton Hlthcare Series B~(g)	5.125%	8/15/2030	A-	28,000	29,174,600
University AL at Birmingham
Hosp Rev Ser A~(g)	5.00%	9/1/2041	A+	40,000	41,374,200
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	3,553,933
Total					226,444,895

Healthcare System 5.65%
Franklin Cnty OH Hlthcare
Facs Rev OH Presbyterian Svcs A	5.00%	7/1/2026	BBB	1,200	1,235,124
IN Hlth & Edl Fac Fin Auth Hosp Rev
Ref Clarian Hlth Oblig Group B~(g)	5.00%	2/15/2033	A+	12,280	12,703,230
Joplin MO Indl Dev Auth
Hlth Fac Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+	500	545,815
Lubbock TX Hlth Facs Dev
Corp Rev Ref 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR	4,010	4,096,376
MA St Hlth & Edl Fac Auth Rev
Caritas Christi Oblig Grp A	5.625%	7/1/2020	BBB	1,015	1,055,062
MA St Hlth & Edl Facs Auth
Rev Umass Mem Issue Ser D~(g)	5.25%	7/1/2025	BBB	10,560	11,070,259
Miami Beach FL Hlth Facs Rev
Hosp Auth Mt Sinai Med Ctr FL Pj	5.375%	11/15/2028	BB+	3,630	3,701,729
NC Med Care Cmnty Hlthcare Facs Rev
Ref 1st Mtg Presbyterian Ser A	5.125%	7/1/2018	NR	1,000	1,021,740
NJ Hlthcare Fac Fin Auth Rev
Somerset Med Ctr	5.50%	7/1/2033	Ba1	1,700	1,763,784
NY St Dorm Auth Revs Non St Supported
Debt Mt Sinai NYU Hlth C Rmkt	5.50%	7/1/2026	BBB	4,000	4,063,400
Orange Cnty FL Hlth Facs Auth
Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR	1,100	1,108,646
Orange Cnty FL Hlth Facs Auth
Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR	1,920	1,960,243

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare System (continued)
RI St Hlth & Edl Bldg Corp Rev
Hosp Fing St Joseph Hlth Svcs~(g)	5.50%	10/1/2029	BBB-	$15,470	$15,900,143
St. Mary Hosp Auth PA Hlth Sys
Rev Catholic Hlth Ser B	5.375%	11/15/2034	A1	500	533,455
St. Paul MN Port Auth Lease Rev
Hltheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,595,894
Sylacauga AL Hlthcare Auth
Ser A Coosa Vly Medical Ctr	6.00%	8/1/2025	NR	3,000	3,145,170
Tomball TX Hosp Auth Rev Hosp	5.00%	7/1/2020	Baa3	5,000	5,086,500
Virginia MN Hsg & Redev Auth
Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1	2,165	2,259,134
VT Econ Dev Auth Mtg Rev
Wake Robin Corp Pj Ser A	5.375%	5/1/2036	NR	2,250	2,308,568
Total					75,154,272

Hotel Convention 1.78%
AK Indl Dev & Expt Auth Sports Fac
Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR	3,285	3,334,603
Austin TX Convention Enterprises Inc
Convention Ctr Ref Second Tier Ser B	5.75%	1/1/2024	BB	1,250	1,329,088
Austin TX Convention Enterprises Inc
Convention Ctr Ref Second Tier Ser B	5.75%	1/1/2034	BB	3,500	3,704,470
Baltimore MD Convention Ctr
Hotel Rev Sub Ser B	5.875%	9/1/2039	Ba1	4,000	4,273,440
MD St Econ Dev Corp Rev Ref
Sr Lien Chesapeake Bay A	5.00%	12/1/2031	NR	10,000	10,069,500
MD St Econ Dev Corp Rev Ref
Sr Lien Chesapeake Bay B	5.25%	12/1/2031	NR	1,000	1,026,380
Total					23,737,481

Housing 3.29%
Gaithersburg MD Econ Dev Rev
Asbury MD Oblig Group A~(g)	5.125%	1/1/2036	BBB-	10,700	10,989,649
MA St Hsg Fin Agy Hsg Rev Ser H AMT~(g)	5.25%	12/1/2048	AA-	11,860	12,240,232
OH St Hsg Fin Agy Resdl Mtg Rev
Mtg Bkd Secs Ser H AMT~(g)	5.00%	9/1/2031	Aaa	20,000	20,543,700
Total					43,773,581

Industrial 7.77%
Allegheny Cnty PA Indl Dev
Auth Rev Ref Environ Impt	5.50%	11/1/2016	Ba1	1,500	1,593,450

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial (continued)
Butler AL Indl Dev Bd Solid Wst Disp
Rev Ref GA Pacific Corp Pj AMT	5.75%	9/1/2028	B	$2,500	$2,563,525
Clark Cnty NV Indl Dev Rev NV
Pwr Co Pj Ser A AMT	5.60%	10/1/2030	B	7,705	7,729,579
Coshocton Cnty OH Envr Rev
Ref Smurfit Stone Container+	5.125%	8/1/2013	CCC+	3,100	3,131,744
Courtland AL Indl Dev Bd Solid Wst
Disp Rev Intl Paper Co Pj A AMT	5.20%	6/1/2025	BBB	7,500	7,752,375
Courtland AL Indl Dev Bd Solid Wst
Disp Rev Intl Paper Co Pj B AMT	5.20%	6/1/2025	BBB	2,305	2,382,563
Fulton Cnty GA Dev Auth Loc Dist Cooling
Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	1,000	1,020,610
IL Fin Auth Solid Wst Disp
Wst Mgmt Inc Pj AMT	5.05%	8/1/2029	NR	1,500	1,548,360
MI St Strategic Fd Pollutn Ctrl Rev
Ref General Motors Corp	6.20%#	9/1/2020	B-	4,645	4,756,108
NJ Econ Dev Auth Rev Glimcher
Pptys LP Pj AMT	6.00%	11/1/2028	NR	5,000	5,077,850
OR St Econ Dev Rev Ref
Georgia Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,350	1,369,386
PA Econ Dev Fin Auth Exempt Facs Rev
Reliant Energy Seward Ser A AMT	6.75%#	12/1/2036	B2	6,500	7,183,540
Port Corpus Christi Auth TX
Celanese Pj Ser A	6.45%	11/1/2030	B	6,700	7,308,360
Tob Securitization Auth So CA
Tob Settlmnt Auth Ser A1 Snr	5.125%	6/1/2046	BBB	35,000	35,898,100
Tob Settlmnt Fin Corp RI
Asset Bkd Ser A	6.125%	6/1/2032	BBB	1,490	1,595,433
Tulsa OK Muni Arpt Tr Rev
American Airlines Pj	6.25%	6/1/2020	B	4,880	4,911,378
Tulsa OK Muni Arpt Tr Rev
Ref AMR Corp Ser B AMT	6.00%#	6/1/2035	B	7,400	7,562,430
Total					103,384,791

Investor Owned Utility 1.96%
Matagorda Cnty Tex Nav Dist
No 1 Rev Ref Houston AMT~(g)(2)	5.125%	11/1/2028	AAA	12,500	13,928,814
PA Econ Dev Fin Auth Exempt Facs
Rev Reliant Energy A AMT	6.75%#	12/1/2036	B2	1,500	1,657,740

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Investor Owned Utility (continued)
PA Econ Dev Fin Auth Exempt Facs
Rev Reliant Energy B AMT	6.75%#	12/1/2036	B2	$9,500	$10,499,020
Total					26,085,574

Miscellaneous 1.35%
Beauregard Parish LA Rev Ref
Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3	4,750	5,230,700
De Kalb Cnty GA Dev Auth Pollutn Ctrl
Rev Ref General Motors Corp Pj	6.00%	3/15/2021	B-	5,085	5,173,988
Red River Auth TX Pollutn
Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B	2,495	2,721,546
Sweetwater Cnty WY Solid Wst
Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB-	4,500	4,808,700
Total					17,934,934

Multi-Family Housing 1.99%
El Paso Cnty TX Hsg Fin Corp Multi
Fam Hsg Rev Las Lomas Apts Ser A	5.60%	12/1/2009	B3	315	314,909
El Paso Cnty TX Hsg Fin Corp Multi
Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	3,133,679
El Paso Cnty TX Hsg Fin Corp Multi
Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,515	1,487,609
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2018	BBB	1,000	1,055,960
Harrisonburg VA Redev & Hsg Auth Multi Fam
Hsg Rev Brooke Ridge Apts Pj Ser E AMT	5.15%	12/1/2038	NR	12,300	12,311,931
Met Govt Nashville & Davidson Cnty TN
Facs Bd Rev Multi Fam Hsg Prestige A	7.50%	12/20/2040	NR	4,000	4,006,240
MuniMae TE Bond Subsidiary
LLC Perp Sub Pfd Shs Ser B 3+(e)	5.90%	9/15/2015	NR	2,000	2,114,240
MuniMae TE Bond Subsidiary
LLC Perp Sub Pfd Shs Ser D+(e)	5.30%	11/4/2049	NR	2,000	2,071,980
Total					26,496,548

Not For Profit 0.14%
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,820,184

Nursing Home 3.75%
CO Hlth Facs Auth Rev
Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,450	1,526,546
CO Hlth Facs Auth Rev
Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	2,150,188
HFDC Cent TX Inc Ret Fac Rev Ser A	5.625%	11/1/2026	NR	1,850	1,904,001

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Nursing Home (continued)
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	$2,750	$2,832,967
IL Fin Auth Rev Clare at Wtr
Tower Pj Ser A	5.20%	5/15/2012	NR	1,000	1,005,970
IL Fin Auth Rev Clare at Wtr
Tower Pj Ser A	5.30%	5/15/2013	NR	1,000	1,008,200
IL Fin Auth Rev Montgomery
Place Pj Ser A	5.50%	5/15/2026	NR	1,250	1,271,800
IL Fin Auth Rev Montgomery
Place Pj Ser A	5.75%	5/15/2038	NR	2,450	2,542,046
Inver Grove Heights MN Nursing Home
Rev Ref Presbyterian Homes Care	5.50%	10/1/2033	NR	525	534,886
Inver Grove Heights MN Nursing Home
Rev Ref Presbyterian Homes Care	5.50%	10/1/2041	NR	3,000	3,046,950
Kerrville TX Hlth Facs Dev Corp Hosp
Rev Sid Peterson Mem Hosp Pj	5.45%	8/15/2035	BBB-	1,500	1,503,000
Louisville & Jefferson Cnty KY Metro
Govt Hlth Sys Rev Norton Hlthcare Inc~(g)	5.25%	10/1/2036	A-	25,000	26,309,625
NC Med Care Cmnty Hlthcare Facs Hlth
Care Ref First Mtg Salemtowne	5.10%	10/1/2030	NR	1,100	1,113,310
NH Hlth & Edl Fac Auth Rev
Havenwood Heritage Heights A	5.35%	1/1/2026	NR	1,035	1,044,553
NH Hlth & Edl Fac Auth Rev
Havenwood Heritage Heights A	5.40%	1/1/2030	NR	750	756,375
SC Jobs Econ Dev Auth Hlth Facs Rev
Ref First Mtg Wesley Commons	5.125%	10/1/2026	NR	1,400	1,404,172
Total					49,954,589

Nursing Home Continuing Care Retirement Communities 2.20%
AZ Hlth Facs Auth Hlthcare Facs Rev
Beatitudes Campus Pj(d)	5.20%	10/1/2037	NR	7,000	7,006,860
CO Hlth Fac Auth Rev Covenant
Ret Cmntys Inc	5.00%	12/1/2035	BBB	4,000	4,071,760
Cottage Grove MN Sr Hsg Rev
PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	2,321,350
Fulton Cnty GA Resdl Care Facs
First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR	13,000	12,670,190
MD St Hlth & Higher Edl Facs Auth Rev
King Farm Presbyterian Cmnty A(d)	5.30%	1/1/2037	NR	1,000	992,120
Northfield MN Hsg & Redev
Auth Hsg Rev Northfield Ret Ctr B	5.125%	12/1/2026	NR	750	739,380

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Nursing Home Continuing Care Retirement Communities (continued)
Northfield MN Hsg & Redev
Auth Hsg Rev Northfield Ret Pj A	5.375%	12/1/2036	NR		$1,000	$1,001,160
WI Hlth & Edl Facs Auth Hlth Facs
Rev Three Pillars Sr Living A	5.50%	8/15/2034	A-	(c)	500	519,810
Total						29,322,630

Port Facilities 1.46%
Los Angeles CA Hbr Dept Rev
Los Angeles Harbor Dept AMT~(g)(12)	5.00%	8/1/2029	AAA		4,900	5,147,062
Los Angeles CA Hbr Dept Rev
Los Angeles Harbor Dept AMT~(g)(12)	5.00%	8/1/2030	AAA		5,150	5,409,667
Los Angeles CA Hbr Dept Rev
Los Angeles Harbor Dept AMT~(g)(12)	5.00%	8/1/2031	AAA		5,415	5,688,029
Port Of Bay City Auth TX Rev Matagorda
Cnty Rev Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B		3,200	3,250,368
Total						19,495,126

Pre-Refunded 0.32%
KY Econ Dev Fin Auth Hlth Sys Rev
Norton Hlthcare A	6.50%	10/1/2020	NR		575	637,451
Northern Tob Securitization Corp AK
Tob Settlmnt Asset Bkd Bds	6.50%	6/1/2031	AAA		1,125	1,226,081
Pocahontas Pkwy Assoc VA Toll
Rd Rev Ser A	5.50%	8/15/2028	AAA		2,280	2,391,401
Total						4,254,933

Resource Recovery 2.03%
Atlanta GA Wtr & Wstwtr Rev Ser C(8)	4.00%#	11/1/2041	AAA		2,200	2,200,000
Burlington KS Pollutn Ctrl
Rev Ref KS Gas & Elec Co Pj A~(g)(12)	5.30%	6/1/2031	AAA		13,500	14,545,395
CA Polltn Ctrl Fin Auth
Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB		1,000	1,067,360
Gaston Cnty NC Facs & Pollutn
Exempt Facs Natl Gypsum Co Pj AMT	5.75%	8/1/2035	NR		4,890	5,214,990
Moraine OH Solid Wst Disp Rev
General Motors Corp Pj AMT	6.75%	7/1/2014	B-		330	351,922
Niagara Cnty NY Indl Dev Agy
Solid Wst Disposal Ser B AMT	5.55%#	11/15/2024	Baa3		750	795,450

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Resource Recovery (continued)
OH St Pollutn Ctrl Rev Ref
General Motors Corp Pj	5.625%	3/1/2015	B-		$2,845	$2,867,902
Total						27,043,019

Sales Tax 1.05%
NJ Econ Dev Auth Rev Ref Sch
Facs Constr Ser N-1~(g)(8)	5.50%	9/1/2025	AAA		10,000	11,850,908
Wyandotte Cnty/Kans City KS Unif Govt
Spl Oblig Rev Ref Sales Tax 2nd Lien Area B	5.00%	12/1/2020	BBB-	(c)	2,000	2,083,320
Total						13,934,228

Single Family Housing 2.06%
LA St Gas & Fuels Tax Rev
Drivers Ser 1548-2~(g)(7)	5.00%	5/1/2041	AAA		20,000	21,103,600
Middlesex Cnty NJ Impt Auth Rev
Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,290	1,338,130
Middlesex Cnty NJ Impt Auth Rev
Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,255	1,302,878
New York NY City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser C(7)	3.88%#	6/15/2022	AAA		2,200	2,200,000
UT Hsg Corp Sing Fam
Mtg Rev Ser A 1 CL II AMT	4.95%	7/1/2028	AA		1,420	1,467,882
Total						27,412,490

Special Assessment 13.31%
Amelia Walk Cmnty Dev Dist
FL Spl Assmnt Ser A	5.50%	5/1/2037	NR		1,000	1,030,440
Arborwood Cmnty Dev Dist FL
Cap Impt Rev Master Infras PjA	5.35%	5/1/2036	NR		5,000	5,069,150
Arborwood Cmnty Dev Dist FL
Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR		2,920	3,008,184
Arborwood Cmnty Dev Dist FL
Centex Homes Pj Ser B 2	5.10%	5/1/2016	NR		4,000	4,060,240
Bartram Pk Cmnty Dev Dist FL
Cap Impt Rev Spl Assmt	5.30%	5/1/2035	NR		1,985	2,002,289
Baywinds Cmnty Dev Dist FL
Spl Assmt Ser A	5.25%	5/1/2037	NR		4,435	4,414,643
Brentwood CA Infrast Fin Auth Rev
CIFP-1	5.00%	9/2/2025	NR		2,500	2,551,725
Brentwood CA Infrast Fin Auth Rev
CIFP-1	5.15%	9/2/2035	NR		1,000	1,016,680
Chula Vista CA Cmnty Facs Dist Spl
Tax No 13 I Otay Ranch Vlg Seven	5.25%	9/1/2026	NR		2,755	2,828,311

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Assessment (continued)
Cypress Creek Hillsborough
Cnty Cmnty Dev Dist FL Cap	5.35%	5/1/2037	NR	$7,000	$7,083,860
Durbin Crossing Cmnty Dev
Dist FL Spl Assmt Ser A	5.50%	5/1/2037	NR	6,000	6,155,760
East Homestead Cmnty Dev Dist
FL Spl Assmt Rev	5.45%	5/1/2036	NR	975	1,001,452
East Homestead Cmnty Dev Dist
FL Spl Assmt Rev Ser B	5.00%	5/1/2011	NR	1,475	1,487,567
Farms New Kent VA Cmnty Dev Auth Ser B	5.45%	3/1/2036	NR	3,000	3,050,010
Farms New Kent VA Cmnty Dev Auth Ser C	5.80%	3/1/2036	NR	2,000	2,027,860
Grandview MO Indl Dev Auth
Tax Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	1,044,560
Henderson NV Loc Impt Dists No T-18	5.25%	9/1/2026	NR	8,155	8,322,504
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	4,303,622
K-Bar Ranch Cmnty Dev Dist FL
Spl Assmt	5.45%	5/1/2036	NR	1,000	1,027,130
Lake Elsinore CA Unif Sch
Cmnty Facs Dist Spl Tax No 2004-03	5.25%	9/1/2029	NR	1,650	1,683,742
Lancaster Cnty SC Assmt Rev
Sun City Carolina Lakes Impt	5.45%	12/1/2037	NR	1,000	1,024,040
Magnolia West Cmnty Dev Dist FL	5.35%	5/1/2037	NR	4,000	4,056,880
Mariposa East Pub Impt Dist NM	5.75%	9/1/2021	NR	500	523,340
Mariposa East Pub Impt Dist NM	6.00%	9/1/2032	NR	1,000	1,046,910
Mediterranea Cmnty Dev Dist
FL Spl Assmt Ser A	5.60%	5/1/2037	NR	1,500	1,546,230
Menifee CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 2002-5	5.50%	9/1/2034	NR	500	510,230
Modesto CA Spl Tax Cmnty Facs
Dist No 04 1Vlg 2	5.15%	9/1/2036	NR	2,000	2,058,300
Murrieta CA Cmnty Facs Dist Spl Tax
No 3 Creekside Vlg Impt Area 1	5.20%	9/1/2035	NR	1,500	1,526,355
Northstar Cmnty Svcs Dist CA
Spl Tax Cmnty Facs Dist No1	5.45%	9/1/2028	NR	7,000	7,247,170
Orange Grove Cmnty Dev Dist
LA Spl Assmnt	5.30%	11/1/2021	NR	2,645	2,661,558
Palm Glades Cmnty Dev Dist FL
Spl Assmt Ser A	5.30%	5/1/2036	NR	1,250	1,271,063
Palma Sola Trace Cmnty Dev
Dist FL Cap Impt Rev	5.75%	5/1/2035	NR	875	896,438
Panther Trace II FL Cmnty Dev
Dist Rev Spl Assmt Ser A	5.60%	5/1/2035	NR	1,835	1,881,334

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Assessment (continued)
Pine Isl Cmnty Dev Dist FL
Spl Assmt	5.75%	5/1/2035	NR	$3,210	$3,370,853
Poway CA Unif Sch Dist Spl
Tax Cmnty Facs Dist 6-4S Ranch	5.125%	9/1/2035	NR	2,100	2,132,865
Poway CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 14	5.25%	9/1/2036	NR	1,500	1,534,230
Prince Georges Cnty MD Spl Oblig
Natl Harbor Pj Rmkt	5.20%	7/1/2034	NR	10,250	10,540,382
Prince Georges Cnty MD Spl
Tax Victoria Falls Pj	5.25%	7/1/2035	NR	1,250	1,272,337
Rancho Cordova Cmnty Facs Dist CA
Spl Tax No 2003 1 Sunridge Anatolia	5.375%	9/1/2030	NR	1,500	1,533,255
Rio CA Elem Sch Dist Cmnty
Facs Dist Spl Tax No 1	5.125%	9/1/2028	NR	3,000	3,048,210
River Bend Cmnty Dev Dist FL
Cap Impt Rev	5.45%	5/1/2035	NR	945	962,851
Roseville CA Spl Tax Cmnty
Facs Dist No 1 Westpark	5.15%	9/1/2030	NR	2,000	2,037,620
Roseville CA Spl Tax Cmnty
Facs Dist No 1 Westpark	5.20%	9/1/2036	NR	3,500	3,568,180
Saugus CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 2005-1	5.25%	9/1/2026	NR	1,135	1,168,335
Saugus CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 2005-1	5.30%	9/1/2036	NR	1,265	1,302,975
Seal Beach CA Cmnty Facs Dist No 05 01
Spl Tax Pacific Gateway Business Ctr	5.30%	9/1/2026	NR	1,125	1,159,076
Seal Beach CA Cmnty Facs Dist No 05 01
Spl Tax Pacific Gateway Business Ctr	5.30%	9/1/2036	NR	750	769,327
Shingle Creek Cmnty Dev
Dist FL Cap Impt Rev	6.10%	5/1/2025	NR	5,000	5,317,350
Shingle Creek Cmnty Dev
Dist FL Cap Impt Rev	6.125%	5/1/2037	NR	2,000	2,116,980
Tern Bay Cmnty Dev Dist FL
Cap Impt Rev Ser A	5.375%	5/1/2037	NR	11,000	11,195,580
Tolomato Cmnty Dev Dist FL
Spl Assmt	5.40%	5/1/2037	NR	3,000	3,050,220
Tracy CA Cmnty Facs Dist No 1
Spl Tax NEI Phase II	5.70%	9/1/2026	NR	1,020	1,040,839
Watson Rd Cmnty Facs Dist AZ
Spl Assmt Rev	5.75%	7/1/2022	NR	3,960	4,200,689
Westridge Cmnty Dev Dist FL
Cap Impt Rev	5.80%	5/1/2037	NR	15,000	15,432,900

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Assessment (continued)
Winter Garden Vlg at Fowler Groves
Cmnty Dev Dist FL Spl Assmnt	5.65%	5/1/2037	NR	$1,000	$1,053,230
William S Hart CA Unif High Sch Dist
Spl Tax Cmnty Facs Dist No 2005-1	5.25%	9/1/2026	NR	845	869,818
William S Hart CA Unif High Sch Dist
Spl Tax Cmnty Facs Dist No 2005-1	5.30%	9/1/2036	NR	1,895	1,951,888
Whispering Springs Dev Dist LA Spl Assmnt	5.20%	10/1/2021	NR	2,290	2,304,129
Woodmen Heights Met Dist No 1 CO Rev	6.75%	12/1/2020	NR	1,500	1,606,560
Woodmen Heights Met Dist No 1 CO Rev	7.00%	12/1/2030	NR	3,000	3,235,590
Total					177,195,846

Special Tax 4.17%
Atlanta GA Tax Allocation
Princeton Lakes Pj	5.50%	1/1/2031	NR	1,235	1,270,271
Ave Maria Stewardship Cmnty Dist
FL Cap Impt Rev Ser A	5.125%	5/1/2038	NR	2,000	1,989,040
Brunswick MD Spl Oblig
Brunswick Crossing Spl Taxing	5.50%	7/1/2036	NR	8,000	8,207,520
Dardenne Town Square Transn
Dev Dist MO Sales Tax Ser A	5.00%	5/1/2036	NR	3,250	3,200,600
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	8,150	8,273,391
Lake Elsinore CA Spl Tax
Cmnty Facs Dist 3 Impt Area 1	5.25%	9/1/2030	NR	1,195	1,240,386
Lake Elsinore CA Spl Tax
Cmnty Facs Dist No 2004-3-A	5.20%	9/1/2026	NR	920	931,528
Lake Elsinore CA Spl Tax
Cmnty Facs Dist No 2004-3-A	5.25%	9/1/2037	NR	2,800	2,839,256
Lathrop CA Spl Tax
Cmnty Facs Dist No 06-1	5.30%	9/1/2026	NR	3,000	3,055,410
Lathrop CA Spl Tax
Cmnty Facs Dist No 06-1	5.375%	9/1/2036	NR	7,000	7,150,220
Midtown Miami FL Cmnty Dev FL
Spl Assmt Rev Ser A	6.25%	5/1/2037	NR	1,915	2,087,848
Minneapolis MN Tax Increment Rev
Grant Park Pj	5.35%	2/1/2030	NR	1,500	1,519,575
Myrtle Beach SC Tax Increment Rev
Myrtle Beach Air Force Base A	5.25%	10/1/2026	NR	1,000	1,019,850
Myrtle Beach SC Tax Increment Rev
Myrtle Beach Air Force Base A	5.30%	10/1/2035	NR	1,000	1,019,800
OH Cnty W VA Cnty Commn Spl Dist Excise
Tax Rev Ref & Impt Ft Henry Econ Dev B	5.625%	3/1/2036	NR	3,850	4,019,053

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Pine Ridge Plantation Cmnty Dev
Dist FL Cap Impt Rev Ser A	5.40%	5/1/2037	NR	$1,500	$1,502,670
Pine Ridge Plantation Cmnty Dev
Dist FL Cap Impt Rev Ser B	5.00%	5/1/2011	NR	1,000	1,002,080
South Fork East Cmnty Dev
Dist FL Cap Impt Rev	5.35%	5/1/2036	NR	2,925	2,965,453
Whiting IN Redev Dist Tax Increment
Rev Standard Ave Pj	5.35%	1/15/2027	NR	2,165	2,154,435
Total					55,448,386

Tobacco 6.67%
Badger Tob Asset Securitization
Corp WI Asset Bkd	6.375%	6/1/2032	BBB	3,340	3,650,921
Golden St Tob Securitization Corp CA
Tob Settlmnt Rev Asset Bkd Ser A~(g)	5.00%	6/1/2045	A	20,000	20,744,200
Golden St Tob Securitization Corp CA
Tob Settlmnt Rev Ser 2003 A 1	6.75%	6/1/2039	BBB	1,290	1,479,320
Nassau Cnty NY Tob Settlmnt
Corp Asset Bkd Sr A 3	5.125%	6/1/2046	BBB	5,000	5,156,050
Tob Settlmnt Fin Corp RI
Asset Bkd Ser A	6.00%	6/1/2023	BBB	4,165	4,424,813
Tob Settlmnt Fin Corp RI
Asset Bkd Ser A	6.25%	6/1/2042	BBB	2,960	3,166,519
Tob Settlmnt Fin Corp NJ	6.75%	6/1/2039	BBB	1,000	1,143,730
Tob Settlmnt Auth IA Tob Settlmnt
Asset Bkd Ser C	5.625%	6/1/2046	BBB	3,100	3,264,114
Tob Settlmnt Auth IA Tob
Settlmnt Rev Asst Bkd Ser C	5.375%	6/1/2038	BBB	8,050	8,406,454
Tob Settlmnt Fin Corp VA Asset Bkd~(g)	5.625%	6/1/2037	BBB	13,850	14,702,260
Tob Settlmnt Rev Mgmt Auth SC Sec B	6.375%	5/15/2028	BBB	2,800	3,013,808
Tob Settlmnt Rev Mgmt Auth Ser B	6.375%	5/15/2030	BBB	8,005	9,328,066
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	10,000	10,312,100
Total					88,792,355

Toll Roads 0.08%
NJ St Tpk Auth Tpk Rev Ser C-1~(g)(2)	5.00%	1/1/2035	AAA	1,000	1,031,905

Transportation 2.48%
Augusta GA Arpt Rev Gen Arprt
Passenger B AMT	5.35%	1/1/2028	Baa3	500	518,745
Director St NV Dept Business &
Industry Las Vegas Monorail Pj 2nd Tier	7.25%	1/1/2023	NR	5,000	5,304,850

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Director St NV Dept Business &
Industry Las Vegas Monorail Pj 2nd Tier	7.375%	1/1/2030	NR	$8,000	$8,512,640
Santa Rosa Bay Bridge Auth FL Rev	6.25%	7/1/2028	B1	4,670	4,742,432
St. Paul MN Port Auth Lease
Rev Hltheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	1,046,570
Tulsa OK Muni Arpt Tr Rev
Ser A Rmkt AMT	7.75%#	6/1/2035	B	11,000	12,853,500
Total					32,978,737

Universities 0.34%
MA St Dev Fin Agy Rev Eastern
Nazarene College	5.625%	4/1/2029	BB+	1,000	1,027,000
New York City NY Indl Dev Agy Civic
Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,505,666
New York City NY Indl Dev Agy Civic
Fac Rev Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	2,000	2,038,600
Total					4,571,266

Water/Sewer 2.94%
NY New York City Mun Fin Auth Wtr & Swr
Sys Rev 2nd Gen Solution Ser AA~(g)	4.75%	6/15/2037	AA	30,000	30,905,100
Pima Cnty AZ Indl Dev Auth Wtr & Wstwtr
Rev Global Wtr Res LLC Pjs AMT	5.60%	12/1/2022	NR	2,000	2,003,280
Pima Cnty AZ Indl Dev Auth Wtr & Wstwtr
Rev Global Wtr Res LLC Pjs AMT	5.75%	12/1/2032	NR	5,000	5,004,100
Western Generation Agy OR Cogeneration Pj
Rev Sub Lien Wauna Cogeneration C	5.00%	1/1/2021	NR	1,190	1,207,517
Total					39,119,997
Total Municipal Bonds (cost $1,469,314,578)					1,512,311,980

	Shares
	(000)

SHORT-TERM INVESTMENTS 0.32%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus	4,193	4,193,148
SSgA Tax Free Money Market Fund	6	6,092
Total Short-Term Investments (cost $4,199,240)		4,199,240
Total Investments in Securities 113.94% (cost $1,473,513,818)		1,516,511,220
Liabilities in Excess of Cash and Other Assets(f) (13.94%)		(185,490,973)
Net Assets 100.00%		$1,331,020,247

See Notes to Schedule of Investments.

Open futures contracts at December 31, 2006:

Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	2,208	Short	$(246,054,000)	$5,953,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICHIGAN TAX-FREE TRUST December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 106.52%

Education 5.25%
Carman-Ainsworth MI Cmnty Sch
Unrefunded Balance(7)	5.00%	5/1/2027	AAA	$480	$500,683
Grand Vly MI St Univ Rev(7)	5.50%	2/1/2018	AAA	1,150	1,274,200
MI Higher Ed Student Ln Auth
Rev Student Ln Ser XVII-P AMT GTD(2)	4.875%	3/1/2030	AAA	1,000	1,025,870
Plymouth MI Edl Ctr Chrtr Sch
Pub Sch Academy Rev	5.375%	11/1/2035	BBB-	405	411,654
Wayne Cnty MI Cmnty College Impt(2)	5.50%	7/1/2019	AAA	565	592,911
Total					3,805,318

General Obligation 20.80%
Adrian MI City Sch Dist(8)	5.00%	5/1/2034	AAA	1,500	1,582,650
Anchor Bay MI Sch Dist Sch
Bldg & Site	5.00%	5/1/2033	AA	1,000	1,047,590
Belding MI Area Sch(2)	5.00%	5/1/2026	AAA	400	405,192
Birmingham MI City Sch Dist
Sch Bldg & Site(8)	5.00%	11/1/2033	AAA	1,000	1,060,360
Caledonia MI Cmnty Schs CR(8)	5.25%	5/1/2022	AAA	1,025	1,103,628
Grand Blanc MI Cmnty Schs Sch
Bldg & Site(8)	5.00%	5/1/2021	AAA	500	532,100
Grand Rapids MI Smartzone Loc
Dev Auth(2)	5.375%	6/1/2028	AAA	1,125	1,233,866
Mason Cnty MI Cent Sch Dist
Sch Bldg & Site Ser A(8)	5.00%	5/1/2024	AAA	1,070	1,146,516
New Lothrop MI Area Pub Schs
Sch Bldg & Site(8)	5.00%	5/1/2028	AAA	750	800,092
Royal Oak MI Ref Cap Impt Ser B(12)	4.375%	5/1/2026	AAA	900	904,410
Saginaw MI City Sch Dist Sch
Bldg & Site(8)	5.00%	5/1/2034	AAA	1,125	1,184,074
Southfield MI Pub Schs Sch
Bldg & Site Ser A(7)	5.25%	5/1/2021	AAA	1,025	1,106,016
Southfield MI Pub Schs Sch
Bldg & Site Ser B(8)	5.00%	5/1/2029	AAA	1,000	1,060,290
Warren MI Cons Sch Dist Sch
Bldg & Site(7)	5.00%	5/1/2027	AAA	1,000	1,054,200

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Wayne Cnty MI Bldg Auth Cap
Impt Ser A(12)	5.25%	6/1/2016	AAA	$500	$508,215
Woodhaven Brownstown MI
Sch Dist Ser B(7)	4.25%	5/1/2027	AAA	360	353,725
Total					15,082,924

Healthcare 4.85%
Kent Hosp Fin Auth MI Rev Met
Hosp Pj Ser A	6.00%	7/1/2035	BBB	375	411,038
MI St Hosp Fin Auth Rev
Henry Ford Hlth Sys A	5.00%	11/15/2038	A1	1,000	1,041,040
MI St Hosp Fin Auth Rev
Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1	375	383,205
MI St Hosp Fin Auth Rev
Trinity Hlth Credit E	3.95%#	11/1/2018	AAA	100	100,000
MI St Hosp Fin Auth Rev
Trinity Hlth Credit G(4)	3.95%#	11/1/2040	AAA	500	500,000
MI St Hosp Fin Auth Rev
Trinity Hlth Ser A TCRS(2)	6.00%	12/1/2027	AAA	1,000	1,083,250
Total					3,518,533

Housing 1.00%
MI St Hsg Dev Auth Ltd Oblig Multi Fam
Hsg Rev College Pg Deaconess Tower AMT(9)	5.20%	8/20/2038	Aaa	700	723,597

Industrial 0.76%
Childrens Tr Fd Puerto Rico
Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	525	550,504

Lease 2.64%
Grand Rapids MI Pub Sch(12)	5.00%	11/1/2021	AAA	250	263,393
MI St Hse Reps Cap Apprec COP(2)	Zero Coupon	8/15/2024	AAA	3,565	1,653,411
Total					1,916,804

Power 2.14%
MI St Strategic Fd Ltd Oblig(2)	7.00%	5/1/2021	AAA	500	655,240
MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(12)	7.00%	7/15/2008	AAA	350	367,294
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(12)	5.00%	7/1/2032	AAA	500	526,295
Total					1,548,829

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded 37.54%
Alpena MI Pub Sch(12)	5.625%	5/1/2022	AAA	$200	$201,292
Alpena MI Pub Sch(12)	5.625%	5/1/2022	AAA	300	301,938
Anchor Bay MI Sch Dist Sch
Bldg & Site Ser I(7)	6.00%	5/1/2023	AAA	1,100	1,157,310
Bloomingdale MI Pub Sch Dist No 16	5.50%	5/1/2021	AA	450	481,887
Carman-Ainsworth Cmnty Sch Dist MI(7)	5.00%	5/1/2027	AAA	520	553,150
Central Montcalm MI Pub Sch(12)	5.90%	5/1/2019	AAA	1,000	1,049,890
Crawford Ausable MI Sch Dist
Sch Bldg & Site	5.00%	5/1/2021	AA	350	367,871
Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(7)	5.25%	5/1/2028	AAA	1,000	1,086,650
Eastern MI Univ Rev Gen Ser B(7)	5.60%	6/1/2025	AAA	1,430	1,518,560
Elkton Pigeon Bay Port MI Sch Dist	5.375%	5/1/2025	AA	700	737,450
Greenville MI Pub Sch Ref(8)	6.00%	5/1/2025	AAA	1,000	1,052,100
Hartland MI Cons Sch Dist(7)	6.00%	5/1/2021	AAA	1,950	2,092,155
Howell MI Pub Sch(12)	6.00%	5/1/2025	AAA	1,100	1,108,415
Huron MI Sch Dist(8)	5.25%	5/1/2021	AAA	250	265,755
Huron Vly MI Sch Dist(7)	5.75%	5/1/2022	AAA	250	251,715
Kalamazoo MI Hosp Fin Auth Hosp
Fac Rev ETM RIBs(7)	6.608%	6/1/2011	AAA	2,000	2,030,760
Kaleva Norman ETC MI Sch Dist
Bldg & Site(7)	6.00%	5/1/2025	Aaa	600	631,260
Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd	5.25%	5/1/2026	AA	450	478,359
Lake Orion MI Cmnty Sch Dist	5.125%	5/1/2022	AA	550	586,988
Lake Orion MI Cmnty Sch Dist Ser A(7)	6.00%	5/1/2017	AAA	1,335	1,427,996
Lakeview MI Cmnty Sch(7)	5.60%	5/1/2022	AAA	210	211,340
Memphis MI Cmnty Sch Ref(7)	5.25%	5/1/2029	Aaa	150	155,330
MI St Comprehensive Transn Ser B(8)	5.25%	5/15/2020	AAA	500	536,865
MI St COP(2)	Zero Coupon	6/1/2022	AAA	2,000	1,044,620
Muskegon Heights MI Wtr Sys Ser A(12)	5.625%	11/1/2020	Aaa	300	320,958
Muskegon Heights MI Wtr Sys Ser A(12)	5.625%	11/1/2025	Aaa	320	342,355
Paw Paw MI Pub Sch Dist Sch
Bldg & Site	6.00%	5/1/2030	AA	1,325	1,421,592
Potterville MI Pub Sch(8)	6.00%	5/1/2029	AAA	1,000	1,052,100

See Notes to Schedule of Investments.

3

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Pre-Refunded (continued)
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+		$1,000	$1,100,760
Puerto Rico Comwlth Infras
Fin Auth Spl Ser A	5.50%	10/1/2040	AAA		1,000	1,065,590
South Lyon MI Cmnty Schs(8)	5.50%	5/1/2023	AAA		1,425	1,506,766
South Lyon MI Cmnty Schs
Sch Bldg & Site(7)	5.25%	5/1/2022	AAA		1,000	1,082,130
Total						27,221,907

Resource Recovery 1.39%
MI St Strategic Fd Solid Wst Disp Rev
Ref Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	BBB		1,000	1,009,430

Transportation 5.52%
MI St Comprehensive Transn
Ref Ser A(8)	5.00%	11/1/2021	AAA		700	732,277
MI St Trunk Line(7)	5.00%	11/1/2021	AAA		2,000	2,166,140
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D~(g)	5.75%	7/1/2041	AAA	(b)	1,000	1,103,620
Total						4,002,037

Water/Sewer 24.63%
Detroit MI Sew Disp Rev
Sr Lien Ser A(8)	5.00%	7/1/2028	AAA		1,000	1,047,940
Detroit MI Wtr Supply Sys Sr
Lien Ser A~(g)(8)	5.00%	7/1/2034	AAA		10,000	10,602,300
Detroit MI Wtr Supply Sys Sr
Lien Ser A(12)	5.00%	7/1/2034	AAA		1,000	1,050,260
Grand Rapids MI Santn Swr Sys
Rev Ref & Impt Ser A(7)	4.75%	1/1/2028	AAA		1,050	1,065,015
Grand Rapids MI Water Supply(7)	5.00%	1/1/2035	AAA		1,000	1,066,340
Lansing MI Bd Wtr & Lt Wtr
Supply Steam & Elec Util Sys(8)	5.00%	7/1/2022	AAA		1,865	1,971,790

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer (continued)
MI Muni Bd Auth Rev Drinking
Wtr St Revolving Fd	5.00%	10/1/2024	AAA	$1,000	$1,053,940
Total					17,857,585
Total Investments in Municipal Bonds 106.52% (cost $72,885,031)					77,237,468
Liabilities in Excess of Cash and Other Assets(f) (6.52%)					(4,730,235)
Net Assets 100.00%					$72,507,233

See Notes to Schedule of Investments.

5

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	66	Short	$(7,354,875)	$176,971

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

PENNSYLVANIA TAX-FREE TRUST December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 107.84%

Education 18.63%
Armstrong Sch Dist PA(d)(8)	4.125%	3/15/2026	Aaa	$500	$481,020
Delaware Cnty PA Auth Rev
Eastern Univ(13)	4.55%	10/1/2036	AA	1,000	998,320
Harrisburg PA Auth Univ Rev
Harrisburg Univ of Science - A(b)(d)	5.40%	9/1/2016	NR	500	504,605
Lehigh Cnty PA Gen Purp Auth
Rev Desales Univ Pj(13)	5.125%	12/15/2023	AA	1,000	1,054,670
PA St Higher Edl Facs Auth College & Univ Revs Allegheny College	4.80%	5/1/2036	A-	1,000	1,018,000
PA St Higher Edl Facs Auth College & Univ Revs Moravian College Pj(13)	5.375%	7/1/2031	AA	1,000	1,051,820
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts(13)	5.625%	3/15/2025	AA	1,000	1,045,810
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts(13)	5.75%	3/15/2030	AA	500	523,995
PA St Higher Edl Facs Auth College & Univ Revs Ursinus College(13)	5.50%	1/1/2024	AA	1,000	1,080,270
PA St Higher Edl Facs Auth Rev
Carnegie Mellon Univ A	3.99%#	11/1/2025	AA	500	500,000
PA St Higher Edl Facs Auth Rev
Drexel Univ Ser A	5.20%	5/1/2032	A+	600	634,494
PA St Higher Edl Facs Auth Rev
Lafayette College Pj	6.00%	5/1/2030	AA-	1,425	1,520,589
PA St Higher Edl Facs Auth Rev
Thomas Jefferson Univ Ser B(2)	4.125%	9/1/2026	Aaa	500	480,735
PA St Higher Edl Facs Auth Rev
York College PA Pj Ser EE 1(14)	5.00%	11/1/2033	AAA	1,000	1,059,940
Philadelphia PA Auth Indl Dev
Rev Ed Cmnty Fgn Med Grads(12)	5.00%	6/1/2015	AAA	250	254,515
Philadelphia PA Sch Dist(7)	5.25%	6/1/2034	AAA	3,000	3,232,290
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2014	AAA	295	218,926
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2015	AAA	295	209,544
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2016	AAA	295	200,184
St Pub Sch Bldg Auth PA Sch
Jefferson Cnty Dubois Tech Sch(7)	5.00%	2/1/2029	AAA	1,000	1,060,740

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Swarthmore Boro Auth PA
College Rev Ser A	4.125%	9/15/2026	Aaa	$600	$585,336
Total					17,715,803

General Obligation 4.23%
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,451,020
Montgomery Cnty PA	5.00%	9/15/2022	Aaa	625	656,406
Puerto Rico Comwlth
Unrefunded Bal Ser A	5.375%	7/1/2028	BBB	1,825	1,917,272
Total					4,024,698

Healthcare 6.28%
Allegheny Cnty PA Hosp Dev
Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,500	1,592,340
Allegheny Cnty PA Hosp Dev Auth
Rev OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2	500	514,000
Delaware Cnty PA Auth Hosp
Rev Crozer Chester Med Ctr(1)(3)	5.375%	12/1/2018	A	1,000	1,037,160
Montgomery Cnty PA Higher Ed & Hlth Sys Catholic Hlth East C	5.375%	11/15/2034	A1	1,000	1,073,790
Philadelphia PA Hosp & Higher Edl
Facs Auth Childrens Hosp Pj Ser A	3.99%#	2/15/2014	AA	900	900,000
Puerto Rico Indl Tourist Edl
Mutuo Oblig Grp Ser A(12)	6.25%	7/1/2024	AAA	850	851,062
Total					5,968,352

Housing 5.35%
PA Hsg Fin Agy Sing Fam
Mtg Rev Ser 90 A AMT	4.70%	10/1/2025	AA+	990	990,930
PA Hsg Fin Agy Sing Fam
Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+	3,000	3,085,800
PA Hsg Fin Agy Sing Fam
Mtg Ser 95 A AMT	4.90%	10/1/2037	AA+	1,000	1,015,210
Total					5,091,940

Industrial 4.67%
Allegheny Cnty PA Indl Dev
Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+	1,000	1,021,850
Childrens Tr Fd Puerto Rico
Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	650	681,577

See Notes to Schedule of Investments.

2

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Industrial (continued)
Delaware Cnty PA Indl Dev
Auth Fltrs Exelon Generation Co. LLC	4.00%#	4/1/2021	AA+		$200	$200,000
Philadelphia PA Auth For Indl
Dev Lease Rev Ser B(8)	5.125%	10/1/2026	AAA		1,000	1,057,270
York Cnty PA Ind Dev Auth
Poll Ctrl Rev Svc Elec & Gas Ser A(12)	6.45%	10/1/2019	AAA		1,475	1,476,711
Total						4,437,408

Lease 12.95%
St Pub Sch Bldg Auth PA
Sch Rev Lease Philadelphia Sch Dist Pj~(g)(8)	5.00%	6/1/2033	NR		10,000	10,738,950
York PA Gen Auth Rev York
City Recreation Corp GTD(2)	5.50%	5/1/2018	AAA		1,475	1,574,666
Total						12,313,616

Miscellaneous 4.19%
Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrt Pj Ser A	6.30%	12/15/2018	A-	(c)	1,000	1,081,840
Philadelphia PA Auth Indl Dev Revs
Please Touch Museum Pj	5.25%	9/1/2036	BBB-		1,000	1,052,560
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	5.375%	7/1/2034	BBB		1,000	1,073,520
Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Pg(2)	6.15%	12/1/2029	AAA		730	775,552
Total						3,983,472

Pre-Refunded 36.55%
Allegheny Cnty PA Port Auth
Spl Rev Transn(12)	6.125%	3/1/2029	AAA		500	530,485
Allegheny Cnty PA San Auth Swr Rev(12)	5.375%	12/1/2024	AAA		2,000	2,070,100
Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)	5.50%	6/1/2017	Aaa		465	485,083
Mifflin Cnty PA(7)	5.625%	9/1/2031	AAA		2,500	2,711,850
Montgomery Cnty PA Indl Dev
Auth Rev Hill Sch Pj(12)	5.35%	8/15/2027	Aaa		2,250	2,274,278
PA Conv Ctr Auth Rev Ser A ETM(7)	6.70%	9/1/2016	AAA		855	983,301
PA St Higher Edl Facs Auth Rev
Drexel Univ	6.00%	5/1/2029	A+		800	841,312
PA St Higher Edl Facs Auth Rev
Univ of Scranton(2)	5.75%	11/1/2017	AAA		1,000	1,084,090

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
PA St Higher Edl Facs Auth Rev
Univ Sciences Phil(12)	5.25%	11/1/2025	AAA	$1,000	$1,029,380
PA St Tpk Commn(2)	5.50%	7/15/2033	AAA	3,000	3,257,880
Pennsbury PA Sch Dist(7)	5.50%	1/15/2020	Aaa	1,000	1,089,790
Philadelphia PA Gas Wks Rev
12th Ser B ETM(12)	7.00%	5/15/2020	AAA	2,130	2,540,387
Philadelphia PA Sch Dist Ser A(8)	5.50%	2/1/2031	AAA	500	542,725
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2019	AAA	450	485,820
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2020	AAA	250	269,900
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2021	AAA	500	539,800
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2030	AAA	1,250	1,349,500
Philadelphia PA Sch Dist Ser B(7)	5.625%	8/1/2021	AAA	1,000	1,099,310
Philadelphia PA Sch Dist Ser B(7)	5.625%	8/1/2022	AAA	1,000	1,099,310
Plum Boro PA Sch Dist(7)	5.25%	9/15/2030	AAA	1,000	1,069,330
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	500	553,395
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	925	993,330
Quaker Vly PA Sch Dist(8)	5.50%	4/1/2025	Aaa	800	890,160
Riverside PA Sch Dist(7)	5.50%	10/15/2020	AAA	1,000	1,065,810
St Pub Sch Bldg Auth PA
Northhampton Area Cmnty College(2)	5.75%	3/1/2020	AAA	1,775	1,903,368
St Pub Sch Bldg Auth PA Rev
Del Cnty Cmnty College Pj(12)	5.50%	10/1/2020	AAA	800	846,112
St Pub Sch Bldg Auth PA Sch Rev
Lease Phil Sch Dist Pj(8)	5.25%	6/1/2027	AAA	1,000	1,089,460
West Middlesex Area Sch Dist PA(7)	5.15%	12/15/2030	AAA	1,000	1,052,050
York Cnty PA Hosp Auth Rev
York Hosp(2)	5.25%	7/1/2017	AAA	1,000	1,018,040
Total					34,765,356

Transportation 10.84%
Allegheny Cnty PA Arpt Rev(12)	5.00%	1/1/2017	AAA	1,000	1,022,280
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(8)	5.20%	1/1/2027	AAA	1,000	1,060,310

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)		Value
Transportation (continued)
Delaware River Port Auth PA & NJ Rev(8)	6.00%	1/1/2019	AAA	$1,000		$1,066,030
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	1,000		1,091,790
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D~(g)	5.75%	7/1/2041	AAA	5,500		6,069,910
Total						10,310,320

Water/Sewer 4.15%
Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)	5.00%	6/1/2024	AAA	1,000		1,047,180
Delaware Cnty PA Indl Dev Auth
Wtr Facs Aqua PA Inc Pj Ser A AMT(7)	5.00%	11/1/2036	AAA	1,000		1,046,410
Luzerne Cnty PA Indl Dev Auth
PA American Wtr Co Ser A AMT(2)	5.10%	9/1/2034	AAA	1,000		1,047,680
North Huntingdon Twp PA GTD(2)	5.25%	4/1/2019	AAA	760		808,572
Total						3,949,842
Total Municipal Bonds (cost $96,472,021)						102,560,807

				Shares
				(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus PA Municipal Money Market Fund (cost $330)				—	(a)	330
Total Investments in Securities 107.84% (cost $96,472,351)						102,561,137
Liabilities in Excess of Cash and Other Assets(f) (7.84%)						(7,452,127)
Net Assets 100.00%						$95,109,010

See Notes to Schedule of Investments.

5

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	63	Short	$(7,020,563)	$169,355

See Notes to Schedule of Investments.

6

AMT COP CR ETM GTD	Income from this security may be subject to Alternative Minimum Tax. Certificates of Participation. Custodial Receipt. Escrow to Maturity. Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF RIBs

Permanent School Fund.
Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2006.

RITES	Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.
TCRS NR	Transferable Custodial Receipt. Not Rated.
(a) (b)	Amount is less than 1,000 shares. This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(c) (d) (e)

This investment has been rated by Fitch IBCA.
Security purchased on a when-issued basis (See Note 2 (d)).
Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.

(f)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.
(g)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 (e) to Financial Statements for details of Municipal Bonds Held in Trust.

+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

# ~	Variable Rate Security. The interest rate represents the rate at December 31, 2006. Fair Valued Security (See Note 2(a)).

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14)

American Capital Access Holdings Ltd.
AMBAC Assurance Corporation
Certified Bond Insurance
CIFG Guaranty
Federal Home Loan Mortgage Corporation
Federal National Mortgage Association
Financial Guaranty Insurance Company
Financial Security Assurance Inc.
Government National Mortgage Association
Government National Mortgage Association/Federal National Mortgage Association
Insurance Bond Certificate
Municipal Bond Investors Assurance Corporation
Radian Asset Assurance, Inc.
XL Capital Assurance, Inc.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company.  The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Statutory Trust on July 22, 2002.

The Trust consists of the following six portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Insured Intermediate Tax-Free Fund (“Insured”)
Florida Series (“Florida”)
Georgia Series (“Georgia”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Michigan Series (“Michigan”)
Pennsylvania Series (“Pennsylvania”)

Each Fund is non-diversified as defined under the Act, except for Insured.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk.  Each Fund (except for Insured and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from Federal income tax.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  The Funds will record an unrealized gain (loss) based on the amount of variation margin.  Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.  As of December 31, 2006, each Fund except Insured had open futures contracts.

(d)   When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)    Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”).  A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities.  A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund.  Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities.  Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis.  Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At December 31, 2006, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
Florida	5,750,000	3.89% - 3.95%	12,222,893
Georgia	9,020,000	3.89% - 3.95%	19,113,762
High Yield	209,895,000	3.92% - 4.08%	424,701,945
Michigan	5,500,000	3.93% - 3.95%	11,705,920
Pennsylvania	7,750,000	3.93% - 3.95%	16,808,860

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset values per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3.  FEDERAL TAX INFORMATION

As of December 31, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
Insured Intermediate	$12,857,960	$163,279	$(5,858)	$157,421
Florida	64,554,048	4,891,207	(21,884)	4,869,323
Georgia	119,382,336	5,007,972	(54,647)	4,953,325
High Yield	1,263,521,099	43,930,382	(835,261)	43,095,121
Michigan	67,365,487	4,371,981	—	4,371,981
Pennsylvania	88,733,918	6,090,082	(12,863)	6,077,219

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk, reclassification risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.  In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except Insured) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than Insured and High Yield, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as Insured and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”) except High Yield, which may invest up to 100% in AMT paper.  The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest in TOB Residuals, although each Fund other than High Yield may invest no more than 20% of its assets in such bonds. High Yield may invest in TOB Residuals without such limitation.  A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”).  Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security.  When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions.  These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of February 26, 2007, which is a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.  However, in January 2007 the Registrant’s disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of assets in connection with inverse floater structures in light of SFAS 140.

Item 3:           Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2007